Interest-bearing loans and borrowings - Other borrowings (Details) € in Millions				12 Months Ended
	Dec. 04, 2023 USD ($) T	Dec. 30, 2019 USD ($) vessel T	Jun. 06, 2017 EUR (€)	Dec. 31, 2023 USD ($) vessel T	Dec. 31, 2023 EUR (€) T	Dec. 31, 2022 USD ($) T	Dec. 31, 2022 EUR (€) T	Dec. 31, 2021 USD ($)	Sep. 30, 2020 EUR (€)	Oct. 01, 2018 EUR (€)
Disclosure of detailed information about borrowings [line items]
Notional amount				$ 93,607,000		$ 536,532,000
Borrowings				930,713,000		1,696,280,000		$ 1,712,180,000
2023
Disclosure of detailed information about borrowings [line items]
Borrowings				295,648,000		157,647,000		236,493,000
Between 1 and 5 years
Disclosure of detailed information about borrowings [line items]
Borrowings				604,656,000		1,317,288,000		1,373,194,000
More than five years
Disclosure of detailed information about borrowings [line items]
Borrowings				30,409,000		221,345,000		$ 102,493,000
Suezmax Cedar
Disclosure of detailed information about borrowings [line items]
Property plant and equipment, boat carrying capacity | T	157,310
Treasury Notes
Disclosure of detailed information about borrowings [line items]
Notional amount | €			€ 50.0						€ 50.0	€ 150.0
Borrowings				87,800,000	€ 79.1	$ 50,700,000	€ 47.5
Borrowings term			1 year
Sale and leaseback agreement
Disclosure of detailed information about borrowings [line items]
Borrowings				$ 75,700,000
Number of bareboat-in vessels | vessel		3		3
Bareboat leaseback contract duration	14 years	54 months
Bareboat contract average daily rate per vessel	$ 13,590	$ 20,681
Seller credit payable upon sale	76,900,000	$ 124,400,000
Purchase obligation	$ 7,390,000			$ 30,000,000
Sale and leaseback agreement | Suedmax Cypress
Disclosure of detailed information about borrowings [line items]
Property plant and equipment, boat carrying capacity | T						157,310	157,310
Bareboat leaseback contract duration	14 years
Sale and leaseback agreement | Suezmax Cedar
Disclosure of detailed information about borrowings [line items]
Bareboat leaseback contract duration	14 years
Sale and leaseback agreement - lease payments
Disclosure of detailed information about borrowings [line items]
Borrowings				76,505,000		$ 33,878,000
Sale and leaseback agreement - lease payments | 2023
Disclosure of detailed information about borrowings [line items]
Borrowings				4,547,000		22,667,000
Sale and leaseback agreement - lease payments | Between 1 and 5 years
Disclosure of detailed information about borrowings [line items]
Borrowings				19,130,000		11,212,000
Sale and leaseback agreement - lease payments | More than five years
Disclosure of detailed information about borrowings [line items]
Borrowings				52,828,000		0
Sale and leaseback agreement - lease payments | Suezmax Cedar
Disclosure of detailed information about borrowings [line items]
Borrowings				76,900,000
Sale and leaseback agreement - lease payments | Suezmax Cedar | 2023
Disclosure of detailed information about borrowings [line items]
Borrowings				4,500,000
Sale and leaseback agreement - lease payments | Suezmax Cedar | Between 1 and 5 years
Disclosure of detailed information about borrowings [line items]
Borrowings				19,000,000
Sale and leaseback agreement - lease payments | Suezmax Cedar | More than five years
Disclosure of detailed information about borrowings [line items]
Borrowings				53,400,000
Euribor | Treasury Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis			0.60%
SOFR | Sale and leaseback agreement
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	0.0435%
Sustainability saving adjustment	0.0010
Forward exchange contracts used for hedging | Hedging instruments
Disclosure of detailed information about borrowings [line items]
Financial assets				$ 1,500,000		$ 300,000
Vessels | Suedmax Cypress
Disclosure of detailed information about borrowings [line items]
Property plant and equipment, boat carrying capacity | T				157,310	157,310
Vessels | Suezmax Cedar
Disclosure of detailed information about borrowings [line items]
Property plant and equipment, boat carrying capacity | T				157,310	157,310
Vessels | Sale and leaseback agreement | Nautica
Disclosure of detailed information about borrowings [line items]
Property plant and equipment, boat carrying capacity | T		307,284
Vessels | Sale and leaseback agreement | Nectar
Disclosure of detailed information about borrowings [line items]
Property plant and equipment, boat carrying capacity | T		307,284
Vessels | Sale and leaseback agreement | Noble
Disclosure of detailed information about borrowings [line items]
Property plant and equipment, boat carrying capacity | T		307,284
Vessels | Sale and leaseback agreement | Suedmax Cypress
Disclosure of detailed information about borrowings [line items]
Property plant and equipment, boat carrying capacity | T	157,310
Vessels | Sale and leaseback agreement | Suezmax Cedar
Disclosure of detailed information about borrowings [line items]
Property plant and equipment, boat carrying capacity | T	157,310